PROPERTY, EQUIPMENT AND SOFTWARE, NET	6 Months Ended
Jun. 30, 2025
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET
6.	PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software, net, consisted of the following:

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Buildings and facilities	8,455	8,354
Machinery and R&D equipment	28,419	30,010
Molds and tooling	142,032	140,689
Motor vehicles	41,701	43,980
Office and electronic equipment	28,206	28,412
Purchased software	73,955	73,342
Leasehold improvements	42,683	47,467
Property, equipment and software	365,451	372,254
Less: Accumulated depreciation	(153,963)	(122,905)
Less: Provision for impairment (note 2(d))	(47,168)	—
	164,320	249,349
Construction in progress (i)	78,945	67,098
Property, equipment and software, net	243,265	316,447

(i)Represents the capitalized expenditures on the construction of corporate buildings, leasehold improvements, molds, tooling and R&D equipment under construction.

Depreciation expenses on property, equipment and software were allocated to the following expense items:

	Six Months Ended June 30,
	2025	2024
	US$	US$
Cost of revenues	11,901	13,628
Research and development expenses	3,421	2,457
Selling and marketing expenses	7,334	13,282
General and administrative expenses	12,996	9,919
Total	35,652	39,286

Property, equipment and software of US$244 and US$370 were pledged for other short-term financing arrangements (note 10) as of June 30, 2025 and December 31, 2024, respectively.